Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Total Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—98.9%
AUSTRALIA—1.0%
Materials—1.0%
Rio Tinto PLC, ADR	171,100	$ 10,226,647
BRAZIL—1.7%
Industrials—1.7%
Motiva Infraestrutura de Mobilidade SA	3,305,600	7,267,001
Rumo SA	3,416,300	10,091,097
		17,358,098
CANADA—1.2%
Energy—1.2%
Enbridge, Inc.(a)	264,700	11,988,263
CHINA—2.7%
Communication Services—1.9%
Tencent Holdings Ltd.	270,000	18,903,293
Industrials—0.8%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	224,200	8,208,359
Total China		27,111,652
DENMARK—2.5%
Consumer Discretionary—0.8%
Pandora AS	47,200	7,792,511
Financials—1.0%
Tryg AS	403,600	9,735,605
Health Care—0.7%
Novo Nordisk AS, Class B	155,300	7,222,687
Total Denmark		24,750,803
FRANCE—5.9%
Consumer Discretionary—0.7%
LVMH Moet Hennessy Louis Vuitton SE	12,700	6,817,510
Consumer Staples—1.8%
Danone SA	121,700	9,959,540
Pernod Ricard SA	77,900	8,005,681
		17,965,221
Energy—1.3%
TotalEnergies SE, ADR(a)	219,300	13,059,315
Industrials—1.0%
Teleperformance SE	110,400	10,763,019
Utilities—1.1%
Engie SA	483,500	10,868,217
Total France		59,473,282
GERMANY—4.6%
Communication Services—1.2%
Deutsche Telekom AG	331,200	11,878,785
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	163,200	9,240,424
Financials—1.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,100	12,504,209
Utilities—1.2%
RWE AG	303,900	12,467,553
Total Germany		46,090,971
Shares		Value

HONG KONG—1.3%
Financials—1.3%
Hong Kong Exchanges & Clearing Ltd.	234,800	$ 12,707,093
IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	37,400	9,989,540
JAPAN—2.0%
Consumer Discretionary—0.5%
Sumitomo Forestry Co. Ltd.	518,600	5,209,671
Financials—1.5%
Mitsubishi UFJ Financial Group, Inc.	1,045,400	14,408,506
Total Japan		19,618,177
NETHERLANDS—3.7%
Financials—1.4%
ING Groep NV	617,000	14,379,449
Information Technology—2.3%
ASML Holding NV	16,500	11,435,703
BE Semiconductor Industries NV	86,900	11,741,205
		23,176,908
Total Netherlands		37,556,357
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	1,026,771	13,306,088
TAIWAN—3.5%
Information Technology—3.5%
Hon Hai Precision Industry Co. Ltd.	1,716,900	10,096,195
Taiwan Semiconductor Manufacturing Co. Ltd.	635,200	24,454,725
		34,550,920
UNITED KINGDOM—4.8%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	6,959,700	9,364,169
Financials—0.9%
London Stock Exchange Group PLC	75,100	9,154,312
Health Care—1.3%
AstraZeneca PLC, ADR	183,000	13,375,470
Industrials—1.2%
BAE Systems PLC	508,000	12,121,193
Real Estate—0.5%
UNITE Group PLC, REIT	457,400	4,509,686
Total United Kingdom		48,524,830
UNITED STATES—61.7%
Communication Services—3.8%
Alphabet, Inc., Class C(a)	144,200	27,810,412
U.S. Cellular Corp.(c)	139,325	10,160,972
		37,971,384
Consumer Discretionary—5.9%
Brightstar Lottery PLC	786,700	11,674,628
Lowe's Cos., Inc.(a)	59,600	13,324,772
Meritage Homes Corp.	68,500	4,612,790
NIKE, Inc., Class B	109,600	8,186,024
TJX Cos., Inc.(a)	104,100	12,963,573
Wyndham Hotels & Resorts, Inc.	95,300	8,195,800
		58,957,587

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Total Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples—5.3%
Coca-Cola Co.	170,700	$ 11,588,823
Keurig Dr. Pepper, Inc.	357,400	11,669,110
Mondelez International, Inc., Class A(a)	151,000	9,768,190
Nestle SA	102,600	8,964,887
Target Corp.(a)	109,900	11,044,950
		53,035,960
Energy—1.8%
Schlumberger NV	176,200	5,955,560
Williams Cos., Inc.	212,000	12,709,400
		18,664,960
Financials—9.4%
Bank of America Corp.(a)	263,700	12,465,099
Blackstone, Inc.	83,900	14,511,344
CME Group, Inc.	44,800	12,466,944
Fidelity National Information Services, Inc.	145,900	11,585,919
Goldman Sachs Group, Inc.	21,900	15,846,621
JPMorgan Chase & Co.	53,800	15,937,712
MetLife, Inc.	148,700	11,293,765
		94,107,404
Health Care—7.5%
AbbVie, Inc.	73,400	13,874,068
Becton Dickinson & Co.	45,200	8,056,900
CVS Health Corp.	120,300	7,470,630
Medtronic PLC(a)	116,500	10,512,960
Merck & Co., Inc.	118,100	9,225,972
Roche Holding AG	34,800	10,860,142
Sanofi SA	116,700	10,476,232
UnitedHealth Group, Inc.(a)	19,900	4,966,244
		75,443,148
Industrials—6.3%
FedEx Corp.(a)	50,100	11,196,849
Ferrovial SE	196,676	10,082,185
Honeywell International, Inc.	45,500	10,116,925
Norfolk Southern Corp.(a)	43,800	12,176,400
Schneider Electric SE	42,900	11,102,229
Waste Management, Inc.	38,700	8,868,492
		63,543,080
Information Technology—15.2%
Amdocs Ltd.	83,800	7,153,168
Analog Devices, Inc.	42,300	9,501,849
Apple, Inc.(a)	133,700	27,752,109
Broadcom, Inc.(a)	132,400	38,885,880
Cisco Systems, Inc.(a)	210,100	14,303,608
Microsoft Corp.(a)	82,100	43,800,350
Oracle Corp.	44,000	11,165,880
		152,562,844
Shares		Value

Materials—1.4%
Linde PLC	30,200	$ 13,961,052
Real Estate—1.9%
American Tower Corp., REIT	45,400	9,460,906
Gaming & Leisure Properties, Inc., REIT	202,600	9,234,508
		18,695,414
Utilities—3.2%
CMS Energy Corp.(a)	152,800	11,276,640
FirstEnergy Corp.(a)	233,200	9,959,972
NextEra Energy, Inc.(a)	155,800	11,071,148
		32,307,760
Total United States		619,250,593
Total Common Stocks		992,503,314
PREFERRED STOCKS—1.6%
SOUTH KOREA—1.6%
Information Technology—1.6%
Samsung Electronics Co. Ltd.	394,600	16,247,437
Total Preferred Stocks		16,247,437
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(d)	10,543,100	10,543,100
Total Short-Term Investment		10,543,100
Total Investments (Cost $743,499,136)—101.6%		1,019,293,851
Liabilities in Excess of Other Assets—(1.6%)		(15,756,490)
Net Assets—100.0%		$1,003,537,361

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Total Dynamic Dividend Fund

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/09/2025	Royal Bank of Canada	USD	87,088,651	EUR	73,500,000	$84,244,764	$2,843,887

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
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Notes to Portfolio of Investments
July 31, 2025 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5